REVENUE AND COST OF SALES (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Production costs	$ 0	$ 3,525,000	$ 0	$ 9,179,000
Stand-by and ramp-up costs	554,000	0	800,000	0
Depreciation and depletion	463,000	528,000	926,000	1,147,000
Cost of sales	$ 1,017,000	$ 4,053,000	$ 1,726,000	$ 10,326,000